Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Domain name, trademark and Internet audio/video program transmission license RMB’million	Copyrights RMB’million	Supplier resources RMB’million	Corporate customer relationships RMB’million	Non-compete agreement RMB’million	Others RMB’million	Total RMB’million
At January 1, 2022
Cost	1,557	2,672	335	204	161	357	5,286
Accumulated amortization	(651)	(1,011)	(278)	(188)	(143)	(186)	(2,457)
Net book amount	906	1,661	57	16	18	171	2,829
Year ended December 31, 2022
Opening net book amount	906	1,661	57	16	18	171	2,829
Additions	-	400	-	-	-	26	426
Business combinations	93	8	2	40	15	28	186
Disposals	-	(149)	-	-	-	-	(149)
Amortization charge	(140)	(658)	(53)	(9)	(7)	(57)	(924)
Closing net book amount	859	1,262	6	47	26	168	2,368
At December 31, 2022
Cost	1,650	2,826	336	244	176	404	5,636
Accumulated amortization	(791)	(1,564)	(330)	(197)	(150)	(236)	(3,268)
Net book amount	859	1,262	6	47	26	168	2,368
Year ended December 31, 2023
Opening net book amount	859	1,262	6	47	26	168	2,368
Additions	-	461	-	-	-	9	470
Business combinations	-	66	-	-	-	-	66
Disposals	-	(91)	-	-	-	-	(91)
Amortization charge	(143)	(563)	(3)	(10)	(6)	(56)	(781)
Closing net book amount	716	1,135	3	37	20	121	2,032
At December 31, 2023
Cost	1,650	3,275	337	244	176	413	6,095
Accumulated amortization	(934)	(2,140)	(334)	(207)	(156)	(292)	(4,063)
Net book amount	716	1,135	3	37	20	121	2,032

Summary of Amortization of Intangible Assets Allocated

During the years ended December 31, 2021, 2022 and 2023, amortization was charged to the consolidated income statements as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Cost of revenues	577	722	578
Selling and marketing expenses	19	11	10
General and administrative expenses	183	191	193
	779	924	781